Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventories
Raw materials	€ 3,800	€ 3,116
Work in progress	9,178	8,020
Total	€ 12,978	€ 11,136